Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Significant components of the Company's net deferred tax assets and liability

Significant components of the Company’s net deferred tax assets at December 31, 2012 and 2011 are as follows:

Deferred tax assets:	2012	2011
Net operating loss carryforwards	$3,761	$773
Stock-based compensation	-	73
Property and equipment	17	63
Allowance for doubtful accounts	-	40
Earnout in connection with the sales of business units	-	4,563
Other accruals	52	585
Total gross deferred tax assets	3,830	6,097
Less: valuation allowance	(3,830)	(6,097)
Deferred tax assets, net	$-	$-

Reconciliation of the statutory federal income tax rate to the Company's effective tax rate

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the loss from continuing operations is as follows:

	2012	2011	2010
Tax benefit at federal statutory rate	(34.0)%	(34.0)%	(34.0)%
State income taxes	(5.0)	(5.0)	(5.0)
Permanent differences:
Stock-based compensation	5.7	7.9	19.5
Compensation	-	-	4.1
Adjustments of deferred tax assets:
True-up adjustment to the net operating loss carry forwards - (for 2011, adjustment principally due to additional proceeds recognized for tax purposes in connection with the earnouts)	(16.0)	62.1	(0.8)
Property and equipment	0.9	1.3	-
Impairment of net operating loss carry forward	4.0	489.7	-
Other	-	3.8	-
Increase (decrease) in valuation allowance	44.4	(525.8)	16.2
Effective income tax rate	- %	-%	-%